[LETTERHEAD OF THE WADSWORTH GROUP]


December 19, 2000


VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     RE:  Rule 497(j)
          Rainier Investment Management Mutual Funds (the "Trust") on behalf of Small/Mid Cap Equity Portfolio, Core Equity Portfolio, Growth Equity Portfolio, Balanced Portfolio, and Intermediate Fixed Income Portfolio (the "Funds") (File Nos. 33-73792 and 811-08270)


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Rainier Investment Management Mutual Funds (the "Trust"), does not differ from that contained in Post-Effective Amendment No. 11 (the "Amendment") to the Trust's Registration Statement on Form N1-A. This Amendment was filed electronically on December 14, 2000

     If you have any questions, please do not hesitate to call me at (626) 852-1033.


Very truly yours,


/s/ Rochelle Gonzales

Rochelle Gonzales
Mutual Fund Administrator



cc: Rita Dam